Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Impaired Loans by Class (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with no related allowance recorded investment	$ 8,408	$ 11,162
Impaired loans with no related allowance unpaid principal balance	8,441	11,175
Impaired loans with related allowance recorded investment	12,880	3,291
Impaired loans with related allowance unpaid principal balance	12,899	3,296
Impaired loans, related allowance	3,688	872
Impaired loans recorded investment	21,288	14,453
Impaired loans unpaid principal balance	21,340	14,471
Commercial and Industrial [Member]
Impaired loans with no related allowance recorded investment	1,230	1,172
Impaired loans with no related allowance unpaid principal balance	1,229	1,172
Impaired loans with related allowance recorded investment		465
Impaired loans with related allowance unpaid principal balance		465
Impaired loans, related allowance	1,189	196
Impaired loans recorded investment	4,592	1,637
Impaired loans unpaid principal balance	4,596	1,637
Real Estate Construction [Member]
Impaired loans with no related allowance recorded investment	308	4,250
Impaired loans with no related allowance unpaid principal balance	308	4,250
Impaired loans with related allowance recorded investment	3,685	271
Impaired loans with related allowance unpaid principal balance	3,685	271
Impaired loans, related allowance	933	125
Impaired loans recorded investment	3,993	4,521
Impaired loans unpaid principal balance	3,993	4,521
Residential Real Estate Mortgage [Member]
Impaired loans with no related allowance recorded investment	2,716	3,188
Impaired loans with no related allowance unpaid principal balance	2,729	3,193
Impaired loans with related allowance recorded investment	3,045	0
Impaired loans with related allowance unpaid principal balance	3,054	0
Impaired loans, related allowance	600	0
Impaired loans recorded investment	5,761	3,188
Impaired loans unpaid principal balance	5,783	3,193
Commercial Real Estate Mortgage [Member]
Impaired loans with no related allowance recorded investment	4,143	2,528
Impaired loans with no related allowance unpaid principal balance	4,164	2,536
Impaired loans with related allowance recorded investment	2,771	2,555
Impaired loans with related allowance unpaid principal balance	2,776	2,560
Impaired loans, related allowance	960	551
Impaired loans recorded investment	6,914	5,083
Impaired loans unpaid principal balance	6,940	5,096
Consumer Installment [Member]
Impaired loans with no related allowance recorded investment	11	24
Impaired loans with no related allowance unpaid principal balance	11	24
Impaired loans with related allowance recorded investment	17
Impaired loans with related allowance unpaid principal balance	17
Impaired loans, related allowance	6
Impaired loans recorded investment	28	24
Impaired loans unpaid principal balance	28	24
Commercial and Industrial [Member]
Impaired loans with related allowance recorded investment	3,362
Impaired loans with related allowance unpaid principal balance	3,367
Impaired loans, related allowance	$ 1,189